[MassMutual Financial Group Letterhead Appears Here]

May 2, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company
MML Bay State Variable Life Separate Account I
Post-Effective Amendment No. 15 to Registration Statement on Form N-6,
File No. 033-82060, Variable Life Select
Class Identifier: C000030140

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Company”) and MML Bay State Variable Life Separate Account I (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that

•

the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above referenced Registration Statement; and

•	the text of the most recent post effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2008.

Sincerely,

/s/ CATHERINE Z. COLLINS
Catherine Z. Collins, Esq.
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company